PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 164,923	$ 165,992